Average Annual Total Returns - Invesco FTSE RAFI US 1500 Small-Mid ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	FTSE RAFI™ US Mid Small 1500 Index (reflects no deduction for fees, expenses or taxes) 1Year	FTSE RAFI™ US Mid Small 1500 Index (reflects no deduction for fees, expenses or taxes) 5Years	FTSE RAFI™ US Mid Small 1500 Index (reflects no deduction for fees, expenses or taxes) 10Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Sep. 20, 2006	11.61%	11.33%	10.25%	11.23%	10.97%	9.93%	6.96%	8.93%	8.39%	11.74%	11.58%	10.49%	19.96%	13.26%	11.20%